Long-term investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 10, 2022
Long-term investment
Impairment loss of long-term investment	$ 610,302	$ 0	$ 0
Subscription agreement | Partnership
Long-term investment
Investment				$ 3,000,000
Sharing percentage	8.8235%